SEGMENT REPORTING	12 Months Ended
Mar. 31, 2013
SEGMENT REPORTING
SEGMENT REPORTING

18.    SEGMENT REPORTING

Operating segments are defined as components of an enterprise that engage in business activities from which it may earn revenues and incur expenses and for which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company provides a variety of eDiscovery and forensic services which are provided by UBIC and its domestic subsidiaries for domestic (Japanese) customers and by UBIC North America, Inc., a United States (“U.S.”) based wholly-owned subsidiary of UBIC for customers represented by U.S.-based attorneys who contracted UBIC North America, Inc., and by other foreign subsidiaries for foreign customers other than those who contracted UBIC North America, Inc. The Company’s operations in Japan, the U.S. and Others have been identified as the three operating segments of the Company. Others include South Korea and Taiwan. The Company’s chief executive officer, who is also the Company’s chief operating decision maker, regularly reviews the performance of the three operating segments and makes decisions regarding allocation of resources. The Company’s chief operating decision maker utilizes various measurements prepared based on Japanese GAAP which include revenues, operating income or loss and segment assets to assess segment performance and allocate resources to segments.

During the year ended March 31, 2012, the Company established subsidiaries in countries other than Japan and the U.S. Management reevaluated the structure of its business and devised a new reportable segment structure. All periods presented have been revised to report segment results under the new reportable segment structure.

The Company’s reportable segments are the same as its operating segments.

Segment information for the years ended March 31, 2011, 2012 and 2013 is presented below:

Revenues:

	Thousands of Yen
	2011	2012	2013
Japan
Outside customers	¥1,937,434	¥4,245,265	¥3,214,826
Intersegment	450,210	543,999	655,876
Total	2,387,644	4,789,264	3,870,702

U.S.
Outside customers	804,494	882,389	1,271,635
Intersegment	49,668	30,005	76,293
Total	854,162	912,394	1,347,928

Other
Outside customers	—	381	193,169
Intersegment	—	40,631	8,881
Total	––	41,012	202,050

Eliminations	(499,878)	(614,635)	(741,050)

Total revenue after eliminations	2,741,928	5,128,035	4,679,630

Adjustments*(1)	(55,835)	8,193	32,470

Total consolidated revenue	¥2,686,093	¥5,136,228	¥4,712,100

*(1) These amounts primarily represent the net impact of adjustments arising from differences in timing of the revenue recognition under U.S. GAAP and J GAAP.

Segment Performance Measure:

	Thousands of Yen
	2011	2012	2013
Segment profit (loss)
Japan	¥1,019,194	¥2,312,670	¥888,760
U.S.	77,946	70,218	98,747
Other	—	(16,304)	(83,774)

Total segment profit after eliminations	1,097,140	2,366,584	903,733

Adjustments*(2)	(57,040)	3,354	1,701

Total consolidated operating income	1,040,100	2,369,938	905,434

Unallocated amounts:
Interest income	3,410	2,052	1,326
Interest expense	(14,262)	(13,360)	(23,474)
Foreign currency exchange gains (losses)	(39,942)	10,294	165,664
Dividend income	—	4,500	4,500
Other-net	1,296	655	(3,055)

Total consolidated income before income taxes	¥990,602	¥2,374,079	¥1,050,395

*(2) Adjustments primarily relate to differences between U.S. GAAP and J GAAP for revenue recognition, depreciation and amortization, and deferred IPO costs.

Segment Assets:

	Thousands of Yen
	2012	2013
Segment assets
Japan	¥4,830,227	¥4,575,917
U.S.	895,284	1,360,136
Others	134,294	335,270

Eliminations	(976,279)	(1,515,354)

Total segment assets after eliminations	4,883,526	4,755,969

Adjustments*(3)	96,150	321,308

Total consolidated assets	¥4,979,676	¥5,077,277

*(3) Adjustments primarily relate to differences between U.S. GAAP and J GAAP for revenue recognition, depreciation and amortization, deferred tax assets and deferred IPO costs.

Capital expenditures on long-lived assets:

	Thousands of Yen
	2011	2012	2013
Capital expenditures
Japan	¥249,406	¥589,247	¥701,997
U.S.	917	34,900	166,461
Others	—	22,605	145,508

Adjustments	(1,986)	(25,230)	651

Total consolidated capital expenditures	¥248,337	¥621,522	¥1,014,617

Capital expenditures relate to property and equipment, capitalized computer software costs and other intangible assets on an accrual basis.

Other Significant Items:

	Thousands of Yen
	2011	2012	2013
Depreciation and amortization
Japan	¥51,986	¥130,139	¥238,160
U.S.	955	3,332	29,272
Others	—	2,336	23,640

Total depreciation and amortization	52,941	135,807	291,072

Adjustments	5,272	(6,443)	14,919

Total consolidated depreciation and amortization	¥58,213	¥129,364	¥305,991

Entity-Wide Information:

For the year ended March 31, 2011, revenue from Panasonic Corporation, Aisin Seiki Co., Ltd., Yazaki Corporation, and TMI Associates amounted to ¥594,130 thousand, ¥379,832 thousand, ¥372,064 thousand, and ¥311,325 thousand, respectively, representing approximately 22.1 percent, 14.1 percent, 13.9 percent, and 11.6 percent, respectively, of the total revenue. For the year ended March 31, 2012, revenue from Yazaki Corporation, Panasonic Corporation, Sanyo Electric Co., Ltd and Samsung Electronics Co., Ltd. amounted to ¥950,893 thousand, ¥628,112 thousand, ¥595,998 thousand and ¥588,792 thousand, respectively, representing approximately 18.5 percent, 12.2 percent, 11.6 percent, and 11.5 percent, respectively, of the total revenue. For the year ended March 31, 2013, revenue from Samsung Electronics Co., Ltd. and TMI Associates amounted to ¥1,192,577 thousand and ¥614,160 thousand, respectively, representing approximately 25.3 percent and 13.0 percent, respectively, of the total revenue. These customers are attributable to Japan except ¥379,832 thousand for Aisin Seiki Co., Ltd. for the year ended March 31, 2011 and ¥588,792 thousand and ¥1,192,577 thousand for Samsung Electronics Co., Ltd. for the year ended March 31, 2012 and 2013, respectively, which are reported in the U.S. and Other.

The information concerning revenue by service categories for the years ended March 31, 2011, 2012 and 2013, is presented below:

		Thousands of Yen
	2011	2012	2013
eDiscovery
Review	¥1,421,716	¥2,278,229	¥971,701
Other	1,108,062	2,632,355	3,427,735
Total	2,529,778	4,910,584	4,399,436
Investigation	44,061	144,072	188,685
Sales of forensic tools	49,208	38,082	26,584
Forensic training	38,252	30,882	40,700
Other	24,794	12,608	56,695
Total revenue	¥2,686,093	¥5,136,228	¥4,712,100

Long-lived assets held in Japan, in the U.S., and in Other as of March 31, 2012 were ¥330,964 thousand, ¥27,692 thousand and ¥17,837 thousand, respectively. Long-lived assets held in Japan, in the U.S., and in Other as of March 31, 2013 were ¥447,506 thousand, ¥181,999 thousand and ¥159,819 thousand, respectively. Long-lived assets include property and equipment.